Schedule of contractual assets and liabilities (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Accounts receivable included in trade accounts receivable	R$ 2,051,120
Contractual assets (note 6)	15,340
Contractual liability	R$ (13,013)